Net sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Sales [Line Items]
Revenue from sale of goods	$ 1,223,942	$ 1,015,670	$ 846,269
Revenue from rendering of services	29,697	28,782	50,839
Revenue arising from rendering of services, sale of goods	1,253,639	1,044,452	897,108
Gold	511,434	440,603	419,541
Silver	409,775	385,989	313,418
Copper	268,527	224,649	131,356
Zinc	188,023	142,425	102,110
Lead	94,955	58,690	55,445
Manganese sulfate	6,317	5,982	3,649
Revenue from sale of goods before commercial deductions	1,479,097	1,258,338	1,025,519
Commercial deductions	(253,939)	(244,414)	(196,145)
Adjustments to prior period liquidations	919	4,611	7,467
Embedded derivatives from sale of concentrate	8,786	880	(388)
Hedge operations	(10,921)	(3,745)	9,816
Indium	66	0	0
America [Member]
Disclosure Of Net Sales [Line Items]
Revenue from sale of goods	464,000	410,154	419,359
Revenue from rendering of services	14,794	0	0
Peru [Member]
Disclosure Of Net Sales [Line Items]
Revenue from sale of goods	591,185	401,372	345,146
Revenue from rendering of services	14,903	28,782	50,839
Europe [Member]
Disclosure Of Net Sales [Line Items]
Revenue from sale of goods	91,414	109,788	60,549
Asia [Member]
Disclosure Of Net Sales [Line Items]
Revenue from sale of goods	$ 77,343	$ 94,356	$ 21,215